PREPAYMENTS AND OTHER RECEIVABLES	6 Months Ended
Jun. 30, 2022
PREPAYMENTS AND OTHER RECEIVABLES
PREPAYMENTS AND OTHER RECEIVABLES

7.    PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of	As of
	December 31,	June 30,
	2021	2022
	US$	US$

Receivables from third party payment service providers	574	468
Utility deposits	2,820	647
Deferred expense*	401	634
Loans to the third parties**	9,328	1,675
Deductible value-added input tax	7,458	3,630
Prepayments for long-term assets***	—	17,991
Others	944	1,115
Prepayments and other current assets	21,525	26,160

* Deferred expense represents cash paid in advance to vendors, such as technology service expense, consultant expense and compliance expense, which would be amortized according to their respective service periods.

7.    PREPAYMENTS AND OTHER CURRENT ASSETS (continued)

** Loans to the third parties as of December 31, 2021 mainly consist of the free interest and due on demand loans of US$7,965 to Bee Computing which engages in the research and development of cryptocurrency mining chips and mining machines. The preexisting loans were effectively settled on the acquisition date. See Note 4 for detail discussion.

*** Prepayments for long-term assets mainly consist of the prepayments to vendors in connection with the research and development of cryptocurrency mining chips and mining machines.